Investments Accounted for Under Equity Method - Summary of Amounts Included in Consolidated Financial Statements in Accordance with Group Accounting Principles (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	€ 164	€ 269	€ 347	€ 472
Trade receivables and other	587	419
Inventories	660	643
Other financial assets	104	179
Non-current assets
Property, plant and equipment	1,666	1,517	1,477
Intangible assets	70	68	79
Total Assets	3,901	3,711
Current liabilities
Trade payables and other	968	930
Borrowings	57	106
Non-current liabilities
Borrowings	2,094	2,021
Equity	(114)	(319)	(570)	€ (540)
Total Equity and Liabilities	3,901	3,711
Revenue	5,686	5,237	4,743
Cost of sales	(5,148)	(4,682)	(4,208)
Selling and administrative expenses	(247)	(247)	(253)
(Loss) / Income from operations	404	338	267
Finance costs	(156)	(267)	(193)
Net income / (loss)	190	(31)	€ (4)
Constellium-Bowling Green [member]
Current assets
Cash and cash equivalents	8	5
Trade receivables and other	49	35
Inventories	68	57
Non-current assets
Property, plant and equipment	166	161
Intangible assets		1
Total Assets	291	259
Current liabilities
Trade payables and other	79	34
Borrowings	36	206
Non-current liabilities
Borrowings	271	47
Equity	(95)	(28)
Total Equity and Liabilities	291	259
Revenue	262	123
Cost of sales	(309)	(151)
Selling and administrative expenses	(10)	(14)
(Loss) / Income from operations	(57)	(42)
Finance costs	(7)	(15)
Net income / (loss)	(64)	(57)
Group Companies and Constellium UACJ ABS LLC [member]
Current assets
Trade receivables and other	38	15
Other financial assets	69	83
Non-current liabilities
Revenue	169	59
Cost of sales	(19)
Fees and recharges	4	3
Finance income	€ 4	€ 6